AUDITED CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FROM OPERATIONS
Investment income, net	$ 707.7	$ 704.8	$ 774.2
Net realized gain (loss) on investments	405.0	(411.9)	769.8
Net change in unrealized gain (loss) on investments and loans payable	3,094.1	(520.9)	(117.0)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,206.8	(228.0)	1,427.0
FROM PARTICIPANT TRANSACTIONS
Premiums	2,981.7	2,025.9	2,655.9
Annuity payments	(47.7)	(47.8)	(47.3)
Withdrawals and death benefits	(2,312.7)	(5,814.1)	(2,570.3)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	621.3	(3,836.0)	38.3
NET INCREASE (DECREASE) IN NET ASSETS	4,828.1	(4,064.0)	1,465.3
NET ASSETS
Beginning of period	23,243.9	27,307.9	25,842.6
End of period	$ 28,072.0	$ 23,243.9	$ 27,307.9